2010 Stock Option Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
2010 STOCK OPTION PLAN
NOTE 11 – 2010 STOCK OPTION PLAN

During 2010, the Board of Directors approved and adopted the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) to provide for the issuance of non-qualified and/or incentive stock options to employees, officers, directors and consultants and other service providers. The Plan was subsequently amended on various dates. Generally, all options granted expire five to ten years from the date of grant. It is the policy of the Company to issue new shares for stock options exercised, rather than issue treasury shares. Options generally vest over ten years. Effective July 1, 2012, the total number of shares of common stock reserved for issuance was reduced to 15,000,000 shares, subject to annual increases of up to an amount equal to 15% of the outstanding fully-diluted shares of common stock of the Company and any such increase can not be made until the fully-diluted shares of common stock outstanding exceeds 100,000,000 shares.

On November 29, 2012, the Company entered into a consulting agreement and in consideration of the consulting services, the Company agreed to grant the consultant a non-qualified option to purchase 2,100,000 shares of the Company’s common stock at the exercise price of $0.10 per share. The option shall become exercisable at the rate of 300,000 shares upon execution of the agreement and 150,000 shares every three months, commencing on the date of the agreement. The options were valued at $301,350 using the Black-Scholes option pricing model. Amount of $50,225 relating to these options was expensed during the year ended December 31, 2012.

The assumptions used in the Black-Scholes model are as follows:

For the year ended
December 31, 2012

Risk-free interest rate	0.42%
Expected dividend yield	0%
Expected lives	3.5 years
Expected volatility	70%

A summary of the status of stock options issued by the Company as of December 31, 2012 is presented in the following table:

	For the year ended 2012		For the year ended 2011
	Number of	Average	Number of	Average
	Shares	Price	Shares	Price
Outstanding at the beginning of year	15,000,000	$0.025	-	N/A
Granted	2,100,000	$0.1	15,000,000	$0.025
Exercised/Expired/Cancelled	-	N/A	-	N/A
Outstanding at the end of period	17,100,000	$0.034	15,000,000	$0.025

Exercisable at the end of period	7,800,000	$0.028	1,500,000	$0.025

The following table sets forth additional information about stock options outstanding at December 31, 2012:

Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise	Options
Prices	Outstanding	Life	Price	Exercisable
$0.025 - 0.1	17,100,000	7.32	$0.034	7,800,000

As of December 31, 2012, there was $776,125 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.55 years.